Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 11 - EMPLOYEE BENEFIT PLANS

The Company has a non-contributory profit sharing plan for employees meeting certain service requirements. The Company makes annual contributions to the profit sharing plan based on income of the Company as defined. Total expenses for the plan were $109,686, $115,000, and $114,640 for the years ended December 31, 2012, 2011, and 2010, respectively.

The Company also offers a 401(k) plan in which it matches a portion of the employee’s contribution up to 4 percent of their salary. The expense related to the 401(k) plan was $23,009, $22,547, and $24,128 in 2012, 2011, and 2010, respectively.